Organization and principal activities	12 Months Ended
Mar. 31, 2018
Organization and principal activities
Organization and principal activities

1.            Organization and principal activities

Alibaba Group Holding Limited (the "Company") is a limited liability company which was incorporated in the Cayman Islands on June 28, 1999. The Company is a holding company and conducts its businesses primarily through its subsidiaries. In these consolidated financial statements, where appropriate, the term "Company" also refers to its subsidiaries as a whole. The Company provides the technology infrastructure and marketing reach to help merchants, brands and other businesses to leverage the power of new technology to engage with their users and customers in the People's Republic of China (the "PRC" or "China") and internationally. Major shareholders of the Company include SoftBank Group Corp. ("SoftBank") and Altaba Inc. (formerly known as Yahoo! Inc.) ("Altaba").

The Company has four operating and reportable segments, namely core commerce, cloud computing, digital media and entertainment, and innovation initiatives and others.

The Company's core commerce segment is mainly comprised of (i) the retail and wholesale commerce businesses in China and internationally and (ii) a logistics data platform and a nationwide fulfillment network through Cainiao Network (Note 4(b)). Retail commerce businesses in China operated by the Company primarily include the China mobile commerce destination ("Taobao Marketplace") and the China third-party platform for brands and retailers ("Tmall"). International retail commerce businesses operated by the Company include the e-commerce platform across Southeast Asia operated by Lazada (Note 4(h)) and the global retail marketplace enabling consumers from around the world to buy directly from manufacturers and distributors primarily in China ("AliExpress"). Wholesale commerce businesses in China operated by the Company include the China integrated domestic wholesale marketplace ("1688.com"). International wholesale commerce businesses operated by the Company include the integrated international online wholesale marketplace ("Alibaba.com").

The Company's cloud computing segment is comprised of Alibaba Cloud, which offers a complete suite of cloud services including elastic computing, database, storage, network virtualization services, large scale computing, security, management and application services, big data analytics, and machine learning platform and Internet of Things ("IoT") services for customers in different sizes across various industries.

The Company's digital media and entertainment segment operates businesses through (i) Youku (Note 4(g)), (ii) UC Browser and (iii) other diverse content platforms that provide movies, TV drama series, online dramas, variety shows, games, literature and music.

The Company's innovation initiatives and others segment primarily includes businesses such as AutoNavi, DingTalk and others.

The Company has a profit sharing interest in Zhejiang Ant Small and Micro Financial Services Group Co., Ltd. ("Ant Financial") (Note 4(a)), the financial services group that operates mainly through Alipay.com Co., Ltd. ("Alipay"), a third-party online payment platform in China. Alipay provides payment processing and escrow services to the Company, which allow the transactions on the Company's marketplaces to be settled through a secure payment platform and escrow process.